PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

Total
September 30, 2024
Cost:
Office Equipment	$40,145
Furniture and Fittings	44,878
Kitchen Equipment	29,279
Operating Equipment	12,292
Leasehold Improvements	143,736

Accumulated Depreciation:
Office equipment	(32,283)
Furniture and Fittings	(42,439)
Kitchen Equipment	(13,523)
Operating Equipment	(5,195)
Leasehold Improvements	(67,835)

Impairment:
Office equipment	(7,182)
Furniture and Fittings	(2,439)
Kitchen Equipment	(9,469)
Operating Equipment	(3,658)
Leasehold Improvements	(49,589)

Total, net	$36,718

December 31, 2023
Cost:
Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	122,083

Accumulated Depreciation:
Office Equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

For the three months ended September 30, 2024 and 2023, the Company recorded depreciation expenses of $15,320 and $14,910, and impairment of property and equipment of $69,343 and $0, respectively. For the nine months ended September 30, 2024 and 2023, the Company recorded depreciation expenses of $45,529 and $43,385 and impairment of property and equipment of $69,343 and $0, respectively. The impairment was determined by the Company based on the discounted cash flow of the cash generating unit (“CGU”), which involves the cash flow projections covering a 3-year period and the fair value less cost of disposal. Based on the assessment, the recoverable amount of the CGU was determined to be zero, which was below the carrying amount of these non-financial assets. As of September 30, 2024, the Company disposed the office equipment, at cost of $7,429, and the furniture and fittings, at cost of $2,784, from F&BPLQ due to close down of café. $5,882 loss on disposal of PPE was recorded in the general and administrative expenses.

Note 7. Property and Equipment, net

The components of property and equipment are as follows:

December 31, 2023	Total

Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	$122,083

Depreciation:
Office equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

December 31, 2022

Office Equipment	$25,391
Furniture and Fittings	42,851
Kitchen Equipment	20,257
Operating Equipment	8,384
Leasehold Improvements	111,924

Depreciation:
Office Equipment	(23,449)
Furniture and Fittings	(1,671)
Kitchen Equipment	(3,240)
Operating Equipment	(1,223)
Leasehold Improvements	(12,886)
Total, net	$166,338

For the years ended December 31, 2023 and 2022, the Company recorded depreciation expenses of $58,006 and $33,867, respectively.